PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2020	December 31, 2019
Furniture and Fixtures	$57,879	$52,450
Computers and Software	16,638	14,225
Machinery & Equipment	79,951	50,187
Vehicles	68,135	46,200
Less: Accumulated Depreciation	(54,731)	(20,656)
Property, plant and equipment, net	$167,872	$142,406

S and S Beverage [Member]
Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2020	December 31, 2019
Star-up Cost	$11	$11
Website Costs	14,500	29,000
Less: Accumulated Depreciation	(2,311)	(15,843)
Property, plant and equipment, net	$12,200	$13,168